Deposits - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Time Deposits [Line Items]
Time deposits with residual maturity of less than one year	₨ 2,517,530.9	$ 38,000.5	₨ 1,737,103.7
Time deposits	3,096,553.3	$ 46,740.5	2,519,412.7
Deposit in excess of Rs. 100000
Time Deposits [Line Items]
Time deposits	₨ 2,925,037.7		₨ 2,365,836.3